Strategic Investments - New Plant Start-up (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended				12 Months Ended
	Apr. 30, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017
New Plant Start-up
Facility lease agreement term						15 years
Total lease commitment		$ 4,595				$ 4,595
Operating expenses		$ 1,100	$ 1,000	$ 1,000	$ 1,300
Asset under Construction -Ontario California
New Plant Start-up
Estimated sheet plant cost	$ 15,200
Facility lease agreement term	10 years
Total lease commitment	$ 9,800
Operating expenses						$ 4,400